Stock Incentive Plan (Details) - Schedule of restricted stock activity	3 Months Ended
Mar. 31, 2022 $ / shares shares
Outstanding RSUs [Member]
Stock Incentive Plan (Details) - Schedule of restricted stock activity [Line Items]
Outstanding, Beginning
Granted	362,652
Released (in Dollars per share) | $ / shares
Forfeited
Outstanding, Ending	362,652
Weighted Average Grant Date Value Per Share [Member]
Stock Incentive Plan (Details) - Schedule of restricted stock activity [Line Items]
Outstanding, Beginning
Granted	54.26
Released (in Dollars per share) | $ / shares
Forfeited
Outstanding, Ending	54.26